Schedule of Notes payable (Tables)	6 Months Ended
Sep. 30, 2014
Schedule of Notes payable:
Schedule of Notes payable

The outstanding balance under these convertible notes and the corresponding accrued interest was as follows as of September 30, 2014:

September 30, 2014
Convertible notes payable	$ 975,000
Accrued interest	49,364
Total convertible notes and interest payable	$ 1,024,364